Operating Right-of-Use Assets and Lease Liabilities - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Cost	$ 3,436	$ 1,975
Less: accumulated depreciation	(1,018)	(1,304)
Operating lease right-of-use assets, net	2,418	671
Operating lease liabilities
Current portion	1,222	577
Non-current portion	1,232	83
Total	$ 2,454	$ 660
Operating leases:
Weighted average remaining lease term (years)	2 years	1 year
Weighted average discount rate	5.22%	5.79%